Concentration, Credit and Other Risks (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2017 USD ($) Supplier	Dec. 31, 2016 USD ($) Supplier
Revenue, Major Customer [Line Items]
Insured deposit | $	$ 398,243	$ 384,545
Legacy YOD | Licensed Content Commitment
Revenue, Major Customer [Line Items]
Cost of revenues | $		$ 17,700,000
Legacy YOD | Major Suppliers | Cost of revenues
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier		more than 10%
Number of suppliers		4
Legacy YOD | Major Suppliers | Cost of revenues | Content partner
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier	more than 10%
Legacy YOD | Major Suppliers | Accrued license content fees
Revenue, Major Customer [Line Items]
Number of suppliers		2
Percentage of concentration risk		10.00%
Wecast Services | Major Suppliers | Cost of revenues
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier	more than 10%	more than 10%
Number of suppliers	5	2
Wecast Services | Major Suppliers | Accounts payable
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier	more than 10%	more than 10%
Number of suppliers	2	2